COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

18.COMMITMENTS AND CONTINGENCIES

Contingencies

In July 2020 and in February 2021, CBIRC promulgated two regulations stating that regional banks that carry out internet lending business shall mainly serve local customers, and are not allowed to conduct the internet lending business beyond the local administrative area of their registered place, except those who have no physical business branch, conducting business primarily online as well as meeting the other conditions prescribed by the CBIRC. The Company has changed its distribution strategy so that only local borrowers would be matched to regional banks for new loans facilitated starting from January 1, 2022. The Company believed that, as advised by its PRC legal counsel, given the lack of exact definition regarding the regional banks in the existing laws and regulations, there are uncertainties as to how the regulation will be implemented, therefore the impact to the Company’s current business operations cannot be reasonably estimated.

In September 2021, the People’s Bank of China (“PBOC”) issued a new regulation stating that organizations that engage in credit reporting business should obtain the credit reporting business license and comply with its other provisions within an 18-month grace period from its effectiveness date of January 1, 2022. Given that there remain uncertainties in the interpretation and implementation of the rule as advised by its PRC legal counsel, the Company has concluded, that it is not reasonably possible to estimate its impact on the Company’s current business operations for credit assessment on borrowers and the potential penalties incurred by the Company thereof.

Commitments

As of December 31, 2024, the Group has certain capital commitments that primarily related to commitments for construction of the regional headquarters and the affiliated industrial park. The total capital commitments agreed in the purchase contract for land use rights was to invest not less than RMB500 million and RMB339 million has been invested and reflected as construction in progress under “Property and equipment, net” in the financial statements as of December 31, 2024. All of the remaining capital commitments will be fulfilled in the future according to the construction progress.